Expense Example - Class A Shares Class C Shares Class R6 Shares Class Y Shares - Victory Integrity Mid-Cap Value Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years
USD ($)	671	962	1,273	2,155	278	6,063	8,256	9,449	61	253	460	1,059	77	339	621	1,425